Account Payables and Accrued Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Account Payables and Accrued Expenses
Trade and account payables	$ 9,921		$ 19,993
Interest payables	486		46
Value-added, goods and services and other taxes (other than income taxes)	477		831
Compensation	206		247
Contract liabilities under contracts with customers	4,637		5,198
Lease liabilities	364
Losses on corporate guarantees	3,070	$ 3,134	0	$ 1,502
Account payables and accrued expenses	$ 19,161		$ 26,315